Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31
	2024	2023
Raw materials	343,240	261,192
Finished goods	50,953	3,276
Total	394,193	264,468